Note 4. Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note 4. DEBT

On March 05, 2012, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank to August 21, 2015.  The total credit line of $12 million, the interest rate of three month Libor plus 375 basis points, and the annual maintenance fees remained the same.  Substantially all assets of the Company are secured as collateral for this credit facility and the Company must maintain certain financial covenants including minimum net earnings, maximum capital expenditures and maximum compensation increases. The financial covenants were modified for the first three quarters of 2012 to account for the investment which the Company is making into the Video Lottery market with the year end 2012 covenants remaining the same. The amendment also increased the year end minimum earnings covenant to $300,000 for 2013 and 2014, and raised the capital expenditure limit to $400,000 per year for 2013, 2014 and 2015.  At December 31, 2012 and 2011, the Company had total outstanding bank debt of $3.7 million and $1.1 million, respectively, at a combined average interest rate of 4.125% and 4.25%, respectively. As of December 31, 2012 the Company had availability of $5.6 million in addition to the $3.7 million outstanding. Availability is 85% of eligible accounts receivable and 55% of eligible inventory less outstanding debt. See Note 12 regarding the subsequent bank amendment.